UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Mid Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.4%
Commercial Services - 1.9%
Booz Allen Hamilton Holding Corp.	48,200	1,866,304
Brink’s Co.	16,500	1,177,275

		3,043,579

Communications - 1.3%
CenturyLink, Inc.	56,400	926,652
SBA Communications Corp. *	7,100	1,213,532

		2,140,184

Consumer Durables - 3.5%
Electronic Arts, Inc. *	20,000	2,424,800
Stanley Black & Decker, Inc.	10,100	1,547,320
Thor Industries, Inc.	13,400	1,543,278

		5,515,398

Consumer Non-Durables - 2.5%
Coca-Cola European Partners, PLC	40,700	1,695,562
Pinnacle Foods, Inc.	42,000	2,272,200

		3,967,762

Consumer Services - 6.8%
Cinemark Holdings, Inc.	43,500	1,638,645
Dunkin’ Brands Group, Inc.	49,400	2,948,686
Marriott International, Inc.	24,532	3,335,861
Nexstar Media Group, Inc.	11,600	771,400
Service Corp. International	55,500	2,094,570

		10,789,162

Electronic Technology - 14.0%
Advanced Micro Devices, Inc. *	73,400	737,670
Applied Materials, Inc.	79,600	4,426,556
Arista Networks, Inc. *	20,000	5,106,000
Broadcom, Ltd.	19,400	4,571,610
Ciena Corp. *	37,900	981,610
Cognex Corp.	25,600	1,330,944
NVIDIA Corp.	5,100	1,181,109
Skyworks Solutions, Inc.	38,300	3,839,958

		22,175,457

Energy Minerals - 1.8%
Marathon Petroleum Corp.	39,010	2,852,021

Finance - 10.9%
Affiliated Managers Group, Inc.	11,400	2,161,212
Ameriprise Financial, Inc.	7,800	1,153,932
Arthur J Gallagher & Co.	18,900	1,298,997
First Republic Bank	25,800	2,389,338
Intercontinental Exchange, Inc.	28,500	2,066,820
Legg Mason, Inc.	53,000	2,154,450
Lincoln National Corp.	15,700	1,147,042
Physicians Realty Trust	76,400	1,189,548
SVB Financial Group *	8,800	2,112,088

Name of Issuer	Quantity	Fair Value ($)

T Rowe Price Group, Inc.	7,800	842,166
Western Alliance Bancorp *	13,400	778,674

		17,294,267

Health Services - 2.9%
Centene Corp. *	23,000	2,458,010
Encompass Health Corp.	24,100	1,377,797
Envision Healthcare Corp. *	20,200	776,286

		4,612,093

Health Technology - 7.3%
Alexion Pharmaceuticals, Inc. *	7,900	880,534
Align Technology, Inc. *	10,800	2,712,204
Celgene Corp. *	7,800	695,838
Edwards Lifesciences Corp. *	9,600	1,339,392
Incyte Corp. *	15,500	1,291,615
Jazz Pharmaceuticals, PLC *	5,700	860,643
Thermo Fisher Scientific, Inc.	15,250	3,148,515
West Pharmaceutical Services, Inc.	8,300	732,807

		11,661,548

Industrial Services - 2.6%
Waste Connections, Inc.	57,150	4,099,941

Process Industries - 4.8%
Berry Global Group, Inc. *	7,500	411,075
Ecolab, Inc.	26,000	3,563,820
International Paper Co.	25,100	1,341,093
Scotts Miracle-Gro Co.	27,600	2,366,700

		7,682,688

Producer Manufacturing - 9.6%
AMETEK, Inc.	24,000	1,823,280
Anixter International, Inc. *	25,586	1,938,140
Carlisle Cos., Inc.	17,700	1,848,057
Hubbell, Inc.	9,300	1,132,554
Ingersoll-Rand, PLC	31,700	2,710,667
Oshkosh Corp.	18,200	1,406,314
Parker-Hannifin Corp.	14,600	2,497,038
Rockwell Automation, Inc.	8,000	1,393,600
Watsco, Inc.	2,325	420,755

		15,170,405

Retail Trade - 5.3%
Casey’s General Stores, Inc.	7,300	801,321
TJX Cos., Inc.	55,300	4,510,268
Ulta Beauty, Inc. *	15,600	3,186,612

		8,498,201

Technology Services - 19.3%
ANSYS, Inc. *	15,700	2,460,033
Aspen Technology, Inc. *	33,000	2,603,370
Atlassian Corp., PLC *	6,200	334,304
Autodesk, Inc. *	17,900	2,247,882
Booking Holdings, Inc. *	1,900	3,952,741

See accompanying notes to schedule of investments.

MARCH 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Cognizant Technology Solutions Corp.	32,800	2,640,400
DST Systems, Inc.	14,900	1,246,385
Euronet Worldwide, Inc. *	31,275	2,468,223
Genpact, Ltd.	30,300	969,297
Guidewire Software, Inc. *	19,300	1,560,019
LogMeIn, Inc.	16,400	1,895,020
PTC, Inc. *	39,600	3,089,196
Splunk, Inc. *	25,200	2,479,428
Ultimate Software Group, Inc. *	11,200	2,729,440

		30,675,738

Transportation - 2.8%
Alaska Air Group, Inc.	37,100	2,298,716
XPO Logistics, Inc. *	20,900	2,127,829

		4,426,545

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.1%
WEC Energy Group, Inc.	27,800	1,743,060

Total Common Stocks (cost: $88,682,101)		156,348,049

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	1,387,623	1,387,623
(cost: $1,387,623)
Total Investments in Securities - 99.3% (cost: $90,069,724)		157,735,672
Other Assets and Liabilities, net - 0.7%		1,110,493

Total Net Assets - 100.0%		$158,846,165

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	156,348,049	—	—	156,348,049
Short-Term Securities	1,387,623	—	—	1,387,623

Total:	157,735,672	—	—	157,735,672

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2018 is included with the Fund’s schedule of investments.

At March 31, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Mid Cap Growth	$69,917,331	($2,251,383)	$67,665,948	$90,069,724

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 3, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 3, 2018